FINANCIAL INSTRUMENTS - Concentrations of Risk (Details)	12 Months Ended
	Dec. 31, 2011 charterers	Dec. 31, 2010 charterers	Dec. 31, 2009 charterers
Concentration of risks:
Number of charterers	6	6	6
Customer concentration risk | Sales revenue, services, net
Concentration of risks:
Number of significant customers	4
Customer concentration risk | Sales revenue, services, net | Petrobas
Concentration of risks:
Number of charterers	2
Customer concentration risk | Sales revenue, services, net | Petrobas | Minimum
Concentration of risks:
Concentration risk percentage	30.00%	30.00%	30.00%
Customer concentration risk | Sales revenue, services, net | DUSUP
Concentration of risks:
Number of charterers	1
Customer concentration risk | Sales revenue, services, net | Pertamina
Concentration of risks:
Number of charterers	1
Customer concentration risk | Sales revenue, services, net | Qatar Gas Transport Company
Concentration of risks:
Number of charterers	1
Supplier Concentration Risk [Member] | Samsung
Concentration of risks:
Number of newbuildings	9